World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	200,012,892.33	17,215
Yield Supplement Overcollateralization Amount at 04/30/14	3,368,561.42	0
Receivables Balance at 04/30/14	203,381,453.75	17,215
Principal Payments	11,409,943.99	586
Defaulted Receivables	291,167.99	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	3,072,928.34	0
Pool Balance at 05/31/14	188,607,413.43	16,612

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,721,999.38	263
Past Due 61-90 days	863,702.00	60
Past Due 91 + days	193,598.25	12
Total	4,779,299.63	335

Total 31+ Delinquent as % Ending Pool Balance	2.53%

Recoveries	185,000.45

Aggregate Net Losses/(Gains) - May 2014	106,167.54

Overcollateralization Target Amount	9,901,889.21
Actual Overcollateralization	9,901,889.21

Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	33.17

Flow of Funds	$ Amount

Collections	12,284,448.15
Advances	1,489.68
Investment Earnings on Cash Accounts	1,647.16
Servicing Fee	(169,484.54)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,118,100.45

Distributions of Available Funds
(1) Class A Interest	163,244.10
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	904,802.05
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,901,889.21
(7) Distribution to Certificateholders	1,116,496.64
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,118,100.45

Servicing Fee	169,484.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 05/15/14	189,512,215.48
Principal Paid	10,806,691.26
Note Balance @ 06/16/14	178,705,524.22

Class A-1
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-2
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-3
Note Balance @ 05/15/14	82,788,215.48
Principal Paid	10,806,691.26
Note Balance @ 06/16/14	71,981,524.22
Note Factor @ 06/16/14	29.6220264%

Class A-4
Note Balance @ 05/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	87,531,000.00
Note Factor @ 06/16/14	100.0000000%

Class B
Note Balance @ 05/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	19,193,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	194,912.55
Total Principal Paid	10,806,691.26
Total Paid	11,001,603.81

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	66,230.57
Principal Paid	10,806,691.26
Total Paid to A-3 Holders	10,872,921.83

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2765800
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3346434
Total Distribution Amount	15.6112234

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2725538
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.4719805
Total A-3 Distribution Amount	44.7445343

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	83.73
Noteholders' Principal Distributable Amount	916.27

Account Balances	$ Amount

Advances
Balance as of 04/30/14	37,138.37
Balance as of 05/31/14	38,628.05
Change	1,489.68

Reserve Account
Balance as of 05/15/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07